Document and Entity Information	Dec. 10, 2025
Cover [Abstract]
Entity Registrant Name	IROBOT CORP
Amendment Flag	false
Entity Central Index Key	0001159167
Document Type	8-K
Document Period End Date	Dec. 10, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-36414
Entity Tax Identification Number	77-0259335
Entity Address, Address Line One	8 Crosby Drive
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	(781)
Local Phone Number	430-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	IRBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false